Earnings/(loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings/(loss) per Share
11. Earnings/(loss) per Share

Basic gain/(loss) per share is calculated by dividing the net income/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.

The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the years ended December 31, 2021, 2022 and 2023:

	December 31, 2021	December 31, 2022	December 31, 2023
	(in thousands, except share data)
Basic and diluted net income/(loss) available to common stockholders of Navigator Holdings Ltd	$(30,964)	$53,473	$82,255
Basic weighted average number of shares	64,669,567	77,234,830	74,096,284
Effect of dilutive potential share options*:	—	323,664	511,165
Diluted weighted average number of shares	64,669,567	77,558,494	74,607,449

*
Due to a loss for the year ended December 31, 2021, no incremental shares are included because the effect would be anti-dilutive. The number of potentially dilutive shares excluded from the calculation for the year ended December 31, 2021 was 33,176.